The Sound Mind Investing Funds

SMI Dynamic Allocation Fund (SMIDX)

Supplement dated July 31, 2013
To the Fund’s Prospectus dated February 28, 2013

At its board meeting on July 23, 2013, the Board of Trustees approved a request by SMI Advisory Services, LLC, the investment adviser to the SMI Dynamic Allocation Fund (the “Fund”), to re-classify the Fund from a non-diversified fund to a diversified fund. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. In other words, a diversified fund will hold a greater number of securities than a non-diversified fund. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.

Effective immediately, the Fund’s prospectus is hereby revised as follows:

1.      The tenth paragraph in the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.

2.      The risk entitled “Non-Diversification Risk” under the section entitled “Principal Risks” is hereby deleted in its entirety.

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Statement of Additional Information, dated February 28, 2013 has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (877) 764-3863.